Income Taxes (Details 1) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Deferred tax assets (liabilities):
Deferred revenue
Deferred rent	3,000	5,000
Accrued expenses	127,000	445,000
Net operating loss carry forward	15,435,000	9,202,000
Intangibles	1,559,000	606,000
Share-based compensation	1,362,000	327,000
Fixed assets	191,000
Unrealized loss on investment		360,000
Capital loss carry forward	385,000
Contribution carry forward	41,000
Warrant liability	75,000	153,000
Inventory	174,000	192,000
Allowance for doubtful accounts	17,000	15,000
Total deferred income tax assets (liabilities)	19,369,000	11,305,000
Less: Valuation allowance	(19,369,000)	(11,305,000)
Total deferred income tax assets (liabilities)